ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Contract assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract assets, net
Contract assets - gross	¥ 224,660	¥ 0
Allowance for credit losses	(137,059)	0
Contract assets, net	¥ 87,601	¥ 0